Operating Lease (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Lease Cost
Operating lease cost (included in general and administration in the Company's statement of operations)	$ 14,000	$ 14,000	$ 56,000	$ 56,000
Other Information
Cash paid for amounts included in the measurement of lease liabilities for the year ended December 31, 2021 and 2020	$ 14,000	$ 14,000	$ 55,000	$ 55,000
Weighted average remaining lease term - operating leases (in years)	1 year 9 months 18 days	2 years 9 months 18 days	3 years 1 month 6 days	3 years 1 month 6 days
Average discount rate - operating leases	10.00%	10.00%	10.00%	10.00%